Note 6 - Accounts Payable and Accrued Liabilities (Tables)	9 Months Ended
Dec. 31, 2023
Statement Line Items [Line Items]
Disclosure of detailed information about trade payable and accrued liabilities [text block]
	Note	December 31, 2023	March 31, 2023
Trade payables		$168,910	$884,741
Advance royalty payable		324,445	313,001
Accrued liabilities		102,450	311,004
Due to related parties	10	88,139	112,975
Total		$683,944	$1,621,721